MERRILL LYNCH INVESTOR CHOICE ANNUITY (IRA SERIES)

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D

Supplement dated January 24, 2020

to the

Prospectus dated May 1, 2018

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D

Supplement dated January 24, 2020

to the

Prospectus dated May 1, 2014

Effective January 10, 2020 based on changes to the underlying fund portfolio, the following name changed:

PRIOR SUBACCOUNT NAME	NEW SUBACCOUNT NAME
Columbia Large Cap Growth Fund III	Columbia Large Cap Growth Opportunity Fund

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Merrill Lynch Investor Choice (IRA Series) dated May 1, 2018

Merrill Lynch Investor Choice (IRA Series) (NY) dated May 1, 2014